Prepaid Expenses and Other Current Assets, Net - Schedule of Allowance of Doubtful Accounts (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Allowance of Doubtful Accounts [Abstract]
Beginning balance	¥ 9,307,172	$ 1,300,139	¥ 8,973,447
Addition			592,178
Reversal	(2,150,204)	(300,367)	(258,453)
Write off	(5,378)	(751)
Ending balance	¥ 7,151,590	$ 999,021	¥ 9,307,172